Other Receivables- Short Term (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Schedule of other short term receivables
	December 31,
	2024	2023

Government authorities	494	322
Income receivables	558	397
Prepaid expenses and other	458	722

	1,510	1,441